Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 92.1%
$350,000	AIMCO CLO Series 2017-AA, 6.636%, (3-Month Term SOFR+131.16 basis points), 4/20/2034[1,2,3]	$349,871
450,000	Allegro CLO XIV Ltd. Series 2021-2A, 6.750%, (3-Month Term SOFR+142.16 basis points), 10/15/2034[1,2,3]	450,544
186,484	AMMC CLO XI Ltd. Series 2012-11A, 6.601%, (3-Month Term SOFR+127.16 basis points), 4/30/2031[1,2,3]	186,665
134,078	AMMC CLO XVIII Ltd. Series 2016-18A, 6.698%, (3-Month Term SOFR+136.16 basis points), 5/26/2031[1,2,3]	134,267
250,000	Bain Capital Credit CLO Ltd. Series 2023-3A, 7.123%, (3-Month Term SOFR+180 basis points), 7/24/2036[1,2,3]	251,830
	Barings CLO Ltd.
194,147	Series 2015-2A, 6.776%, (3-Month Term SOFR+145.16 basis points), 10/20/2030[1,2,3]	194,283
650,000	Series 2019-2A, 6.760%, (3-Month Term SOFR+143.16 basis points), 4/15/2036[1,2,3]	651,155
875,000	Battalion CLO X Ltd. Series 2016-10A, 6.755%, (3-Month Term SOFR+143.16 basis points), 1/25/2035[1,2,3]	876,603
250,000	Battalion CLO XX Ltd. Series 2021-20A, 6.770%, (3-Month Term SOFR+144.16 basis points), 7/15/2034[1,2,3]	250,869
450,000	BlueMountain CLO Ltd. Series 2016-2A, 6.707%, (3-Month Term SOFR+138.16 basis points), 8/20/2032[1,2,3]	450,753
470,000	BlueMountain CLO XXIV Ltd. Series 2019-24A, 6.686%, (3-Month Term SOFR+136.16 basis points), 4/20/2034[1,2,3]	471,034
250,000	CBAM Ltd. Series 2017-2A, 6.769%, (3-Month Term SOFR+145.16 basis points), 7/17/2034[1,2,3]	250,657
302,168	Cedar Funding VII CLO Ltd. Series 2018-7A, 6.586%, (3-Month Term SOFR+126.16 basis points), 1/20/2031[1,2,3]	302,525
	CIFC Funding Ltd.
290,000	Series 2021-4A, 6.640%, (3-Month Term SOFR+131.16 basis points), 7/15/2033[1,2,3]	290,348
250,000	Series 2014-4RA, 6.749%, (3-Month Term SOFR+143.16 basis points), 1/17/2035[1,2,3]	250,906
665,000	Dryden CLO Ltd. Series 2021-87A, 6.687%, (3-Month Term SOFR+136.16 basis points), 5/20/2034[1,2,3]	666,428

Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Principal Amount		Value
$500,000	Eaton Vance CLO Ltd. Series 2013-1A, 6.840%, (3-Month Term SOFR+151.16 basis points), 1/15/2034[1,2,3]	$501,272
500,000	Generate CLO VIII Ltd. Series 8A, 6.786%, (3-Month Term SOFR+146.16 basis points), 10/20/2034[1,2,3]	500,588
520,000	Golub Capital Partners CLO Ltd. Series 2023-66A, 7.274%, (3-Month Term SOFR+195 basis points), 4/25/2036[1,2,3]	523,802
400,000	Invesco U.S. CLO Ltd. Series 2023-3A, 7.129%, (3-Month Term SOFR+180 basis points), 7/15/2036[1,2,3]	401,946
1,000,000	LCM XLI Ltd. Series 41A, 6.749%, (3-Month Term SOFR+146 basis points), 4/15/2036[1,2,3]	1,006,338
213,604	LCM XVIII LP Series 18A, 6.606%, (3-Month Term SOFR+128.16 basis points), 4/20/2031[1,2,3]	213,968
900,000	LCM XXXII Ltd. Series 32A, 6.696%, (3-Month Term SOFR+137.16 basis points), 7/20/2034[1,2,3]	900,180
750,000	MP CLO VIII Ltd. Series 2015-2A, 6.786%, (3-Month Term SOFR+146.16 basis points), 4/28/2034[1,2,3]	752,311
1,000,000	Neuberger Berman Loan Advisers CLO XXXIX Ltd. Series 2020-39A, 6.853%, (3-Month Term SOFR+153 basis points), 4/20/2038[1,2,3]	1,007,128
200,000	Oaktree CLO Ltd. Series 2020-1A, 6.740%, (3-Month Term SOFR+141.16 basis points), 7/15/2034[1,2,3]	200,302
89,099	Palmer Square CLO Ltd. Series 2014-1A, 6.709%, (3-Month Term SOFR+0.00 basis points), 1/17/2031[1,2,3]	89,224
750,000	Pikes Peak CLO IV Series 2019-4A, 6.790%, (3-Month Term SOFR+146.16 basis points), 7/15/2034[1,2,3]	751,445
250,000	Recette CLO Ltd. Series 2015-1A, 6.666%, (3-Month Term SOFR+134.16 basis points), 4/20/2034[1,2,3]	250,050
900,000	Regatta VI Funding Ltd. Series 2016-1A, 6.746%, (3-Month Term SOFR+142.16 basis points), 4/20/2034[1,2,3]	900,180
	Rockford Tower CLO Ltd.
300,000	Series 2021-1A, 6.756%, (3-Month Term SOFR+143.16 basis points), 7/20/2034[1,2,3]	300,427
1,000,000	Series 2024-1A, 6.937%, (3-Month Term SOFR+161 basis points), 4/20/2037[1,2,3]	1,005,779

Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Principal Amount		Value
$500,000	RRX III Ltd. Series 2021-3A, 6.910%, (3-Month Term SOFR+158.16 basis points), 4/15/2034[1,2,3]	$500,100
257,598	Shackleton CLO Ltd. Series 2013-4RA, 6.590%, (3-Month Term SOFR+126.16 basis points), 4/13/2031[1,2,3]	257,790
400,000	Sound Point CLO XXIII Series 2019-2A, 6.760%, (3-Month Term SOFR+143.16 basis points), 7/15/2034[1,2,3]	400,280
375,000	Symphony CLO XXII Ltd. Series 2020-22A, 6.879%, (3-Month Term SOFR+155.16 basis points), 4/18/2033[1,2,3]	376,561
307,000	Symphony CLO XXXII Ltd. Series 2022-32A, 6.646%, (3-Month Term SOFR+132 basis points), 4/23/2035[1,2,3]	307,382
800,000	Symphony CLO XXXV Ltd. Series 2022-35A, 7.023%, (3-Month Term SOFR+170 basis points), 10/24/2036[1,2,3]	805,906
450,000	TCW CLO Ltd. Series 2022-1A, 6.667%, (3-Month Term SOFR+134 basis points), 4/22/2033[1,2,3]	450,904
250,000	Thompson Park CLO Ltd. Series 2021-1A, 6.590%, (3-Month Term SOFR+126.16 basis points), 4/15/2034[1,2,3]	250,263
101,551	TICP CLO IX Ltd. Series 2017-9A, 6.726%, (3-Month Term SOFR+140.16 basis points), 1/20/2031[1,2,3]	101,744
300,000	Vibrant CLO XI Ltd. Series 2019-11A, 6.706%, (3-Month Term SOFR+138.16 basis points), 7/20/2032[1,2,3]	300,269
750,000	Voya CLO Ltd. Series 2022-3A, 7.025%, (3-Month Term SOFR+170 basis points), 10/20/2036[1,2,3]	753,896
	Wellfleet CLO Ltd.
375,000	Series 2021-2A, 6.790%, (3-Month Term SOFR+146.16 basis points), 7/15/2034[1,2,3]	375,796
500,000	Series 2021-3A, 6.780%, (3-Month Term SOFR+145.16 basis points), 1/15/2035[1,2,3]	501,991
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $20,637,272)	20,716,560
	TOTAL INVESTMENTS — 92.1%
	(Cost $20,637,272)	20,716,560
	Other Assets in Excess of Liabilities — 7.9%	1,765,663
	TOTAL NET ASSETS — 100.0%	$22,482,223

LP – Limited Partnership

Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $20,716,560, which represents 92.1% of total net assets of the Fund.